Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 25, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets
Future annual rent expense			$ 50
Operating Leases, Rent Expense	$ 2	$ 3	$ 11	$ 3